Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	415,677,946.55	24,101
Yield Supplement Overcollateralization Amount 11/30/19	24,653,573.11	0
Receivables Balance 11/30/19	440,331,519.66	24,101
Principal Payments	18,107,924.78	737
Defaulted Receivables	692,818.83	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	23,203,166.49	0
Pool Balance at 12/31/19	398,327,609.56	23,332

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.83%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,598,893.35	224
Past Due 61-90 days	1,340,578.95	68
Past Due 91-120 days	333,486.07	16
Past Due 121+ days	0.00	0
Total	6,272,958.37	308

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	454,170.55
Aggregate Net Losses/(Gains) - December 2019	238,648.28
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.65%
Prior Net Losses Ratio	1.06%
Second Prior Net Losses Ratio	0.63%
Third Prior Net Losses Ratio	0.53%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.76%

Overcollateralization Target Amount	10,555,681.65
Actual Overcollateralization	10,555,681.65
Weighted Average APR	2.96%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	45.77

Flow of Funds	$ Amount

Collections	19,654,172.87
Investment Earnings on Cash Accounts	5,821.22
Servicing Fee	(366,942.93)
Transfer to Collection Account	0.00
Available Funds	19,293,051.16

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	909,831.15
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	6,334,871.41
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,555,681.65
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,427,893.28

Total Distributions of Available Funds	19,293,051.16

Servicing Fee	366,942.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 12/16/19	404,662,480.97
Principal Paid	16,890,553.06
Note Balance @ 01/15/20	387,771,927.91

Class A-1
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2
Note Balance @ 12/16/19	35,622,480.97
Principal Paid	16,890,553.06
Note Balance @ 01/15/20	18,731,927.91
Note Factor @ 01/15/20	6.8665425%

Class A-3
Note Balance @ 12/16/19	272,800,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	272,800,000.00
Note Factor @ 01/15/20	100.0000000%

Class A-4
Note Balance @ 12/16/19	71,720,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	71,720,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	24,520,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	24,520,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	974,604.82
Total Principal Paid	16,890,553.06
Total Paid	17,865,157.88

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	76,291.48
Principal Paid	16,890,553.06
Total Paid to A-2 Holders	16,966,844.54

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2139465
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.0385046
Total Distribution Amount	22.2524511

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2796609
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	61.9155171
Total A-2 Distribution Amount	62.1951780

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	375.05
Noteholders' Principal Distributable Amount	624.95

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	2,042,854.72
Investment Earnings	2,737.33
Investment Earnings Paid	(2,737.33)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72